FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 09, 2017	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	$ 142.3			$ 142.3
Asset impairment charges, excluding goodwill impairment			77.4	$ 36.3	$ 100.9
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount		8,486.2	9,801.2
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount		$ 8,162.2	$ 10,086.3